Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares		Additional paid-in capital	Statutory reserve	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Sep. 30, 2021		$ 67,973		$ 29,279,155	$ 2,439,535	$ 13,046,392	$ 2,159,254	$ 46,992,309
Balance (in Shares) at Sep. 30, 2021	[1]	6,042
Net loss for the year						(7,909,638)		(7,909,638)
Foreign currency translation adjustment							(3,752,143)	(3,752,143)
Balance at Sep. 30, 2022		$ 67,973		29,279,155	2,439,535	5,136,754	(1,592,889)	35,330,528
Balance (in Shares) at Sep. 30, 2022	[1]	6,042
Net loss for the year						(6,581,024)		(6,581,024)
Statutory reserve
Foreign currency translation adjustment							(779,351)	(779,351)
Balance at Sep. 30, 2023		$ 67,973		29,279,155	2,439,535	(1,444,270)	(2,372,240)	$ 27,970,153
Balance (in Shares) at Sep. 30, 2023		6,042	[1]					6,062	[2]
Net loss for the year						(8,727,298)		$ (8,727,298)
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, gross		$ 374,996		24,624,996				24,999,992
Issuance of ordinary shares and additional shares under overallotment option in initial public offerings, gross (in Shares)	[1]	33,333
Reverse share-split adjustment		$ 39,431		(39,431)
Reverse share-split adjustment (in Shares)	[1]	3,505
Foreign currency translation adjustment							1,260,094	1,260,094
Balance at Sep. 30, 2024		$ 482,400		$ 53,864,720	$ 2,439,535	$ (10,171,568)	$ (1,112,146)	$ 45,502,941
Balance (in Shares) at Sep. 30, 2024		42,880	[1]					42,880	[2]

[1]	Retrospectively restated for effect of 15-for-1 and 40-for-1 share consolidations.
[2]	Retrospectively restated for effect of 15-for-1 and 40-for-1 share consolidations.